Concession Financial and Sector Assets and Liabilities - Schedule of Financial Assets and Liabilities of Concession (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concession Financial and Sector Assets and Liabilities
Total assets	R$ 10,070	R$ 8,072
Total liabilities		(16)	R$ 338	R$ 330	R$ 123	R$ 81
Current assets	1,675	1,190
Non-current assets	8,395	6,882
Current liabilities		(16)
Assets related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total assets	8,108	6,776
Energy distribution concession [member] | Assets related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total assets	3,826	2,714
Gas distribution concession [member] | Assets related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total assets	103	92
Indemnifiable receivable - Generation [member] | Assets related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total assets	997	871
Concession grant fee - Generation concessions [member] | Assets related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total assets	3,182	3,099
Amounts receivable from Parcel A (CVA) and Other Financial Components [member] | Assets related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total assets	1,962	1,296
Amounts receivable from Parcel A (CVA) and Other Financial Components [member] | Liabilities related to infrastructure [member]
Concession Financial and Sector Assets and Liabilities
Total liabilities		R$ (16)